Dear Shareholder:

    For the six month period ending November 30, 1995, The Atlanta Growth Fund appreciated 10.34%. In a stock market that showed extraordinary strength, particularly the technology sector, broader market averages such as the Standard & Poor's 500 Index were up 14.86%.

    As inherently conservative, value oriented investors, the management team of The Atlanta Growth Fund becomes cautious whenever things appear too easy in the marketplace. The last half of 1995 was a rewarding period for almost all fixed-income and equity investors, with the differentiation coming between "good" and "outstanding" performance. Most indices for the bond and equity markets posted first-quartile performance. Such performance, while indicative of lower interest rates, a positive economic tone and accelerating corporate earnings, adds a cautionary element to accessing the potential for greater gains in 1996.

    An encouraging trend and excellent investment opportunity, is the theme of domestic and international industry integration and consolidation. In banking, insurance, health care, media and technology, merger activity continues unabated as managers seek to take advantage of greater economies of scale while reducing overhead through the use of technology. The often stated rationale for such mergers, "synergies", is attractive. These synergies in many instances are overstated. However, many opportunities for these pairings exist in the Atlanta and Georgia marketplace and were capitalized upon by the management team of the The Atlanta Growth Fund. While egos may have been the driving force for many of the often disjointed conglomerates of the past, technology is the force driving rivals to become partners as the new millennia approaches. Technology provides the vehicle by which greater efficiency and productivity is wrung out of merging companies by eliminating duplicative overhead. During 1995, the management team has done a good job of assessing and over-weighting the Atlanta- and Georgia-based companies that make the most efficient use of technology in their product offerings and day-to-day operations. Firms in this category include Total System Services, Inc., HBO & Co., First Financial Management, LXE, Inc. and Synovus Financial Corporation.

    The management team also successfully over-weighted issues of companies that have assets that are worth significantly more to a strategic acquirer than their value in the marketplace on a standalone basis. The Southeast remains an attractive target, as managers look to extend their geographical, product and service reach. Atlanta-and Georgia-based companies often represent a bullseye on the target of corporate chieftains seeking synergies with emerging, well positioned, under-valued companies. Numerous announcements of mergers and buyouts occurred during 1995, thereby unlocking greater shareholder value and continuing the trend toward greater integration and consolidation. In 1995, mergers or buyouts were initiated with BankSouth by NationsBank, Turner Broadcasting System by Time Warner Inc., First Financial Management by First
Data Corporation, Contel Cellular by GTE and Riverwood International by an investor group that includes Clayton, Dubilier & Rice, Inc. and the EXOR Group, S.A.

    The coming year promises to offer more merger activity if interest rates remain low and stock prices are firm. Industry consolidation will continue in health care, insurance, media and technology and banking, to a lesser extent.

    The management team of The Atlanta Growth Fund will diligently work to identify profitable investment opportunities for shareholders in 1996. My colleagues and I will work hard to reward the trust you have place in us. If you should have comments about this report or questions regarding this report or the portfolio, please let The Atlanta Growth Fund hear from you.

Sincerely,

Michael L. Lucas
President

                         THE ATLANTA GROWTH FUND, INC.
                            STATEMENT OF NET ASSETS
                               NOVEMBER 30, 1995
                                  (UNAUDITED)

                                                                                       NUMBER
                                                                                      OF SHARES      VALUE
                                                                                     -----------  ------------
COMMON STOCK -- 91.2%
ACCIDENT & HEALTH INSURANCE -- 3.1%
  AFLAC, Inc.......................................................................       1,000   $     40,750
  Capsure Holdings Corp.*..........................................................       6,000         84,000
  Omni Insurance Group, Inc.*......................................................       1,000          8,000
                                                                                                  ------------
                                                                                                       132,750
                                                                                                  ------------
AGRICULTURE PRODUCTS-LIVESTOCK & ANIMAL -- 0.5%
  Golden Poultry Co., Inc..........................................................       2,481         20,778
                                                                                                  ------------
AIR TRANSPORTATION, SCHEDULED -- 3.9%
  Atlantic Southeast Airlines, Inc.................................................       2,000         52,500
  Delta Air Lines, Inc.............................................................       1,500        116,438
                                                                                                  ------------
                                                                                                       168,938
                                                                                                  ------------
BAKERY PRODUCTS -- 0.7%
  Flowers Industries, Inc..........................................................       2,250         28,969
                                                                                                  ------------
BOTTLED & CANNED SOFT DRINKS -- 6.6%
  Coca-Cola Enterprises, Inc.......................................................       3,200         92,800
  The Coca-Cola Co.................................................................       2,500        189,375
                                                                                                  ------------
                                                                                                       282,175
                                                                                                  ------------
CARPETS AND RUGS -- 1.6%
  Mohawk Industries, Inc.*.........................................................       3,000         53,250
  Shaw Industries, Inc.............................................................       1,000         15,625
                                                                                                  ------------
                                                                                                        68,875
                                                                                                  ------------
COMMERCIAL BANKS -- 4.4%
  First Union Corp.................................................................         984         53,751
  SunTrust Banks, Inc..............................................................       2,000        136,500
                                                                                                  ------------
                                                                                                       190,251
                                                                                                  ------------
COMMERCIAL PRINTING -- 2.1%
  Graphic Industries, Inc..........................................................       2,900         30,088
  John H. Harland Co...............................................................       3,000         61,875
                                                                                                  ------------
                                                                                                        91,963
                                                                                                  ------------
COMMUNICATIONS EQUIPMENT -- 0.6%
  LXE, Inc.*.......................................................................       3,200         25,600
                                                                                                  ------------
ELECTRIC SERVICES -- 2.1%
  The Southern Co..................................................................       4,000         91,500
                                                                                                  ------------

                         THE ATLANTA GROWTH FUND, INC.
                     STATEMENT OF NET ASSETS -- (CONTINUED)
                               NOVEMBER 30, 1995

                                                                                       NUMBER
                                                                                      OF SHARES      VALUE
                                                                                     -----------  ------------
ELECTRICAL LIGHTING & WIRING EQUIPMENT -- 1.1%
  National Services Industries, Inc................................................       1,400   $     45,500
                                                                                                  ------------
ELECTROMEDICAL APPARATUS -- 3.4%
  Healthdyne, Inc.*................................................................       2,200         17,050
  Healthdyne Information Enterprises*..............................................       2,200          3,025
  Healthdyne Technologies, Inc.*...................................................       1,431         15,562
  Medaphis Corp.*..................................................................       3,400        110,500
                                                                                                  ------------
                                                                                                       146,137
                                                                                                  ------------
ELECTRONIC COMPONENTS -- 1.1%
  Electromagnetic Sciences, Inc.*..................................................       4,400         47,300
                                                                                                  ------------
FARM MACHINERY & EQUIPMENT -- 1.5%
  AGCO Corp........................................................................       1,500         64,688
                                                                                                  ------------
IN VITRO DIAGNOSTIC SUBSTANCES -- 0.2%
  International Murex Technologies Corp.*..........................................       3,500         10,500
                                                                                                  ------------
INDUSTRIAL INORGANIC CHEMICALS -- 1.7%
  Georgia Gulf Corp................................................................       2,100         74,812
                                                                                                  ------------
INSURANCE AGENTS, BROKERS & SERVICES -- 1.9%
  Crawford & Co. Class B...........................................................       3,200         50,800
  Fuqua Enterprises, Inc.*.........................................................       1,400         29,050
                                                                                                  ------------
                                                                                                        79,850
                                                                                                  ------------
KNIT OUTERWEAR MILLS -- 2.2%
  Oxford Industries, Inc...........................................................       5,000         93,750
                                                                                                  ------------
LAND SUBDIVIDERS & DEVELOPERS -- 1.7%
  IRT Property Co..................................................................       7,800         72,150
                                                                                                  ------------
MANIFOLD BUSINESS FORMS -- 0.8%
  American Business Products, Inc. Ga..............................................       1,400         32,725
                                                                                                  ------------
NATURAL GAS DISTRIBUTION -- 1.3%
  Atlanta Gas Light Co.............................................................       1,500         57,375
                                                                                                  ------------
OIL & GAS FIELD EQUIPMENT -- 0.7%
  RPC, Inc.*.......................................................................       3,700         29,600
                                                                                                  ------------
PAPER MILLS -- 3.6%
  Georgia-Pacific Corp.............................................................       2,000        155,500
                                                                                                  ------------

                         THE ATLANTA GROWTH FUND, INC.
                     STATEMENT OF NET ASSETS -- (CONTINUED)
                               NOVEMBER 30, 1995

                                                                                       NUMBER
                                                                                      OF SHARES      VALUE
                                                                                     -----------  ------------
PAPERBOARD CONTAINERS & BOXES -- 4.5%
  Caraustar Industries, Inc........................................................       6,100   $    120,475
  Riverwood International Corp.....................................................       4,000         73,500
                                                                                                  ------------
                                                                                                       193,975
                                                                                                  ------------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES -- 0.9%
  Metromedia International Group, Inc.*............................................       2,200         39,600
                                                                                                  ------------
PRIMARY PRODUCTION OF ALUMINUM -- 2.0%
  Alumax, Inc.*....................................................................       2,600         86,450
                                                                                                  ------------
RADIO & TV BROADCASTING EQUIPMENT -- 1.0%
  Scientific-Atlanta, Inc..........................................................       2,600         41,275
                                                                                                  ------------
REAL ESTATE INVESTMENT TRUST -- 2.1%
  Cousins Properties, Inc..........................................................       4,500         82,687
  Post Properties, Inc.............................................................         200          6,050
                                                                                                  ------------
                                                                                                        88,737
                                                                                                  ------------
RETAIL -- FURNITURE STORES -- 0.7%
  Haverty Furniture Cos., Inc......................................................       2,100         29,925
                                                                                                  ------------
RETAIL -- LUMBER & BUILDING MATERIALS -- 2.7%
  The Home Depot, Inc..............................................................       2,600        115,375
                                                                                                  ------------
SERVICES -- COMPUTER PROCESSING -- 8.8%
  First Data Corp..................................................................       2,854        202,634
  National Data Corp...............................................................       2,750         67,031
  Total System Services, Inc.......................................................       4,000        107,500
                                                                                                  ------------
                                                                                                       377,165
                                                                                                  ------------
SERVICES -- CONSUMER CREDIT REPORTING -- 2.0%
  Equifax, Inc.....................................................................       2,000         83,750
                                                                                                  ------------
SERVICES -- DWELLINGS & OTHER BUILDINGS -- 1.0%
  Rollins, Inc.....................................................................       2,050         42,537
                                                                                                  ------------
SERVICES -- EQUIPMENT RENTAL & LEASING -- 1.9%
  Aaron Rents, Inc. Class B Non-Voting*............................................       4,610         82,404
                                                                                                  ------------
SERVICES -- NURSING FACILITIES -- 0.9%
  Health Images, Inc...............................................................       5,000         38,750
                                                                                                  ------------
SERVICES -- PREPACKAGED SOFTWARE -- 2.6%
  HBO & Co.........................................................................       1,500        112,125
                                                                                                  ------------

                         THE ATLANTA GROWTH FUND, INC.
                     STATEMENT OF NET ASSETS -- (CONCLUDED)
                               NOVEMBER 30, 1995

                                                                                      NUMBER
                                                                                     OF SHARES            VALUE
                                                                                     ---------          ----------
STATE COMMERCIAL BANKS -- 4.6%
  Bank South Corp...............................................................        4,000           $  125,000
  Savannah Bank Corp............................................................        2,200               38,500
  Synovus Financial Corp........................................................        1,250               36,250
                                                                                                        ----------
                                                                                                           199,750
                                                                                                        ----------
SUGAR & CONFECTIONERY PRODUCTS -- 0.3%
  Savannah Foods & Industries, Inc..............................................        1,000               12,375
                                                                                                        ----------
TELEPHONE & TELEGRAPH APPARATUS -- 0.8%
  American Telephone & Telegraph Co.............................................          500               33,000
                                                                                                        ----------
TELEPHONE COMMUNICATIONS -- 3.6%
  BellSouth Corp................................................................        4,000              155,500
                                                                                                        ----------
TELEVISION BROADCASTING SYSTEMS -- 2.1%
  Turner Broadcasting System, Inc. Class B......................................        3,200               89,600
                                                                                                        ----------
WHOLESALE -- MOTOR VEHICLE SUPPLIES -- 1.9%
  Genuine Parts Co..............................................................        2,000               80,750
                                                                                                        ----------
TOTAL COMMON STOCK INVESTMENTS (COST $2,565,400)..............................................           3,914,729
                                                                                                        ----------
SHORT-TERM INVESTMENTS -- 8.1%
  Temporary Investment Fund, Inc. Class B (Cost $347,356).......................      347,356              347,356
                                                                                                        ----------

TOTAL INVESTMENTS (Cost $2,912,756+).................................................       99.3%        4,262,085
OTHER ASSETS IN EXCESS OF LIABILITIES................................................        0.7%           28,953
                                                                                           -----        ----------
NET ASSETS (Equivalent to $11.10 per share based on 386,417 shares outstanding)......      100.0%       $4,291,038
                                                                                           -----        ----------
                                                                                           -----        ----------
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE....................................................      $    11.10
                                                                                                        ----------
                                                                                                        ----------
MAXIMUM OFFERING PRICE PER SHARE ($11.10  DIVIDED BY .9625).......................................      $    11.53
                                                                                                        ----------
                                                                                                        ----------

------------
* Non-income producing.
+ Aggregate cost for Federal income tax purposes. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost.............................................................  $1,434,406
Excess of tax cost over value.............................................................     (85,077)
                                                                                            ----------
                                                                                            $1,349,329
                                                                                            ----------
                                                                                            ----------

                See Accompanying Notes to Financial Statements.

                         THE ATLANTA GROWTH FUND, INC.
                            STATEMENT OF OPERATIONS
                                  (UNAUDITED)

                                                                                                  FOR THE SIX
                                                                                                 MONTHS ENDED
                                                                                               NOVEMBER 30, 1995
                                                                                               -----------------
INVESTMENT INCOME:
  Dividends..................................................................................     $    42,196
  Interest...................................................................................             361
                                                                                               -----------------
    Total Income.............................................................................          42,557
                                                                                               -----------------
EXPENSES:
  Investment advisory fee....................................................................          12,653
  Administration fee.........................................................................          49,800
  Distribution expenses......................................................................           5,858
  Directors fees.............................................................................          12,000
  Custodian fees.............................................................................           9,770
  Transfer agent fee.........................................................................          27,150
  Legal fees.................................................................................          46,400
  Audit fees.................................................................................          10,610
  Registration fees..........................................................................           9,212
  Amortization of organizational costs.......................................................          19,764
  Printing...................................................................................          15,350
  Insurance..................................................................................          10,400
  Miscellaneous..............................................................................           4,090
                                                                                               -----------------
    Total Expenses...........................................................................         233,057
  Less fees waived...........................................................................         (24,653)
                                                                                               -----------------
    Net Expenses.............................................................................         208,404
                                                                                               -----------------
NET INVESTMENT LOSS..........................................................................        (165,847)
                                                                                               -----------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain from security transactions...............................................         523,292
  Net unrealized appreciation of investments.................................................         118,194
                                                                                               -----------------
  Net gain on investments....................................................................         641,486
                                                                                               -----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.........................................     $   475,639
                                                                                               -----------------
                                                                                               -----------------

                See Accompanying Notes to Financial Statements.

                         THE ATLANTA GROWTH FUND, INC.
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   FOR THE SIX     FOR THE
                                                                   MONTHS ENDED   YEAR ENDED
                                                                   NOVEMBER 30,    MAY 31,
                                                                       1995          1995
                                                                  --------------  ----------
                                                                   (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment loss.........................................   $   (165,847)  $ (256,492)
    Net realized gain from security transactions................        523,292      224,743
    Net unrealized appreciation of investments..................        118,194      377,011
                                                                  --------------  ----------
      Increase in net assets resulting from operations..........        475,639      345,262
                                                                  --------------  ----------
  Distributions to Shareholders:
    Net realized gain on investments............................       (467,804)    (187,475)
                                                                  --------------  ----------
      Total distributions.......................................       (467,804)    (187,475)
                                                                  --------------  ----------
  Capital Share Transactions:
    Proceeds from sale of shares................................        180,534      196,787
    Value of shares issued in reinvestment......................        253,325       99,944
    Cost of shares repurchased..................................     (1,101,192)  (2,086,031)
                                                                  --------------  ----------
    Decrease in net assets from capital share transactions......       (667,333)  (1,789,300)
                                                                  --------------  ----------
      Total decrease in net assets..............................       (659,498)  (1,631,513)
                                                                  --------------  ----------
NET ASSETS:
    Beginning of period.........................................      4,950,536    6,582,049
                                                                  --------------  ----------
    End of period...............................................   $  4,291,038   $4,950,536
                                                                  --------------  ----------
                                                                  --------------  ----------

                See Accompanying Notes to Financial Statements.

                         THE ATLANTA GROWTH FUND, INC.
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                             FOR THE SIX         FOR THE YEAR       FOR THE YEAR        FOR THE PERIOD
                                             MONTHS ENDED            ENDED              ENDED         JUNE 22, 1992(1) TO
                                          NOVEMBER 30, 1995      MAY 31, 1995       MAY 31, 1994         MAY 31, 1993
                                          ------------------    ---------------    ---------------    -------------------
                                             (UNAUDITED)
Net asset value, beginning of period....  $       11.29         $     10.92        $     11.12          $     10.00
                                          ------------------    ---------------    ---------------    -------------------
Income from investment operations:
  Net investment loss...................           (.42)               (.50)              (.33)                (.04)
  Net realized and unrealized gain on
    investments.........................           1.56                1.24                .59                 1.20
                                          ------------------    ---------------    ---------------    -------------------
Total from investment operations........           1.14                 .74                .26                 1.16
                                          ------------------    ---------------    ---------------    -------------------
Less distributions:
  Dividends to shareholders from net
    investment income...................          --                  --                 --                    (.02)
  Dividends to shareholders from net
    capital gains.......................          (1.33)               (.37)              (.46)                (.02)
                                          ------------------    ---------------    ---------------    -------------------
Total distributions.....................          (1.33)               (.37)              (.46)                (.04)
                                          ------------------    ---------------    ---------------    -------------------
Net asset value, end of period..........  $       11.10         $     11.29        $     10.92          $     11.12
                                          ------------------    ---------------    ---------------    -------------------
                                          ------------------    ---------------    ---------------    -------------------
Total return:...........................          10.34%               7.10%              2.24%               12.40%(2)

Ratios/Supplemental Data:

Net assets, end of period $ (000).......  $    4,291            $  4,951           $  6,582             $  9,122
Ratio of expenses to average net assets
  (3)...................................           8.87%(2)            6.49%              4.82%                2.53%(2)
Ratio of net investment loss to average
  net assets............................          (7.06%)(2)          (4.56%)            (2.89%)               (.36%)(2)
Portfolio turnover rate.................            .00%(2)             .11%             11.56%                8.70%(2)

-------------
(1) Commencement of operations.

(2) Annualized

(3) Without the voluntary fee waivers, the ratio of expenses to average daily net assets would have been 9.95% (annualized) for the six months ended November 30, 1995, 7.65% and 5.85%, respectively, for each of the years ended May 31, 1995 and 1994, and 4.85% (annualized) for the period ended May 31, 1993.

                See Accompanying Notes to Financial Statements.

                         THE ATLANTA GROWTH FUND, INC.
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

NOTE 1.  SIGNIFICANT ACCOUNTING POLICIES

    The Atlanta Growth Fund, Inc. ("the Fund") is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended, and seeks as its objective long-term growth of capital through investments in certain publicly traded companies concentrated in the metropolitan area of Atlanta, Georgia. The Fund commenced operations on June 22, 1992.

    A. SECURITY VALUATION -- Securities listed on a national securities exchange are valued at last sale price. Over-the-counter securities and listed securities for which a sales price is not available are valued at the last quoted bid price. When market quotations are not readily available, securities are valued based on prices received from recognized broker-dealers in the same or similar securities. Debt securities with a maturity of less than 60 days are valued at amortized cost, which approximates market value.

    B. SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and Federal income tax purposes. Dividends are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

    C. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The policy of the Fund is to pay dividends from net investment income, if any, and make distributions of net realized capital gains, if any, at least annually. Income distributions and capital gain distributions are determined in accordance with U.S. Federal Income tax regulations which may differ from generally accepted accounting principles.

    D. FEDERAL INCOME TAXES -- No provision is made for Federal taxes since the Fund intends to continue to qualify as a regulated investment company and to make the requisite distributions to its shareholders, which will be sufficent to relieve it from Federal income and excise taxes.

    E. ORGANIZATION COSTS -- Costs incurred by the Fund in connection with its organization, registration and initial public offering of shares have been deferred and are being amortized using the straight-line method for a five-year period beginning with commencement of operations.

    F. REPURCHASE AGREEMENTS -- The Fund may purchase money market instruments, subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreements are conditioned upon collateral being deposited under the Federal Revenue book-entry system or with the Fund's custodian or a third party sub-custodian.

NOTE 2.  INVESTMENT ADVISORY, DISTRIBUTOR AND OTHER RELATED PARTY TRANSACTIONS

    The Fund has entered into investment advisory agreements with Wedgewood Equities, Inc. ("Wedgewood") and Astrop Advisory Corporation ("Astrop Advisory"). For the advisory services provided, Wedgewood and Astrop Advisory, in the aggregate, were entitled to receive from the Fund a fee, computed daily and payable monthly, at an annual rate of .54% of the average daily net assets of the Fund. The advisors may, at their discretion, voluntarily waive all or any portion of their advisory fees. For the six months ended November 30, 1995, the advisors waived their fee in total, which amounted to $12,653.

                         THE ATLANTA GROWTH FUND, INC.
                  NOTES TO FINANCIAL STATEMENTS -- (CONCLUDED)

    The Fund has adopted a plan of distribution with Pryor, McClendon, Counts & Co., Inc., an affiliate of Wedgewood, whereby the Fund may reimburse the distributor in an amount up to 0.25% per annum of the Fund's average daily net assets.

    For the six months ended November 30, 1995, the funds directors waived fees totalling $12,000.

NOTE 3.  PURCHASES AND SALES OF SECURITIES

    For  the  six  months  ended  November  30,  1995,  purchases  and  sales of
securities,  other  than  short-term   investments,  were  $0  and   $1,635,099,
respectively.

NOTE 4.  CAPITAL SHARES

    On November 30, 1995 there were 500 million shares of common stock authorized at no par value per share.

    Transactions in capital shares of the Fund were are follows:

                                                                           FOR THE SIX       FOR THE
                                                                          MONTHS ENDED      YEAR ENDED
                                                                        NOVEMBER 30, 1995  MAY 31, 1995
                                                                        -----------------  ------------
Shares sold...........................................................          16,438          18,437
Shares redeemed.......................................................         (91,711)       (192,470)
Shares reinvested.....................................................          23,348           9,601
                                                                              --------     ------------
Net decrease in shares................................................         (51,925)       (164,432)
Shares outstanding:
  Beginning of the period.............................................         438,342         602,774
                                                                              --------     ------------
  End of period.......................................................         386,417         438,342
                                                                              --------     ------------
                                                                              --------     ------------

NOTE 5.  NET ASSETS

    At November 30, 1995, net assets consisted of the following:

Paid-in capital.......................................................   $2,886,855
Accumulated net investment loss.......................................     (165,847)
Accumulated net realized gain.........................................      220,701
Net unrealized appreciation of investments............................    1,349,329
                                                                         ----------
  Total Net Assets....................................................   $4,291,038
                                                                         ----------
                                                                         ----------

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DIRECTORS
Michael L. Lucas, PRESIDENT
Sidney Feldman
George D. Overend
Ronald L. Krise
William M. Bauman

OFFICERS
Michael L. Lucas, PRESIDENT

INVESTMENT ADVISERS
Wedgewood Equities, Inc.
1100 Peachtree Street, N.E.
Suite 1661
Atlanta, Georgia 30309

Astrop Advisory Corporation
1100 Peachtree Street
Suite 1661
Atlanta, Georgia 30309

ADMINISTRATOR
PFPC Inc.
P.O. Box 7488
Wilmington, Delaware 19805-7488

DISTRIBUTOR
Pryor, McClendon, Counts & Co., Inc.
1100 Peachtree Street
Suite 1660
Atlanta, Georgia 30309

TRANSFER AGENT
PFPC Inc.
P.O. Box 8950
Wilmington, Delaware 19885-9628

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current effective prospectus of the Fund, which contains information concerning the investment policies of the Fund as well as other pertinent information.

                                  THE ATLANTA
                               GROWTH FUND, INC.

                               SEMI ANNUAL REPORT
                               NOVEMBER 30, 1995

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